February 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MassMutual Ascend Life Insurance Company

Registration Statement on Form S-1

Commissioners:

MassMutual Ascend Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) for the Index Achiever Advisory Annuity with Return of Premium Guarantee and the Index Achiever Annuity with Return of Premium Guarantee, each a modified single premium deferred annuity contract (each a “Contract, together the “Contracts”).

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Pre-Effective Amendment No. 2 to the prior registration statement for the Contracts, as filed on April 27, 2023 (File No. 333-269562; Accession No. 0001193125-23-122487), which was reviewed by the Commission staff and declared effective by the Commission on May 1, 2023.

The changes made in the Registration Statement reflect:

•	The addition of nine new strategies to the Index Achiever Advisory Annuity with Return of Premium Guarantee;

•	Two of these nine new strategies use a positive return factor that is new to the Contract: the Performance Trigger Rate

•	One of these nine new strategies uses a different positive return factor that is new to the Contract: the Dual Performance Trigger Rate

•	Two of these nine new strategies use an Index that is new to the Contract: the Russell 2000

•	The addition of ten new strategies to the Index Achiever Annuity with Return of Premium Guarantee;

•	Two of these ten new strategies use a positive return factor that is new to the Contract: the Performance Trigger Rate

•	One of these ten new strategies uses a different positive return factor that is new to the Contract: the Dual Performance Trigger Rate

•	Two of these ten new strategies use the Russell 2000 Index, which is an Index that is new to the Contract

•	Two of these ten new strategies use the First Trust Barclays Edge Index, which is also an Index that is new to the Contract

•	The removal of the iShares U.S. Real Estate ETF 1-Year 10% Buffer with Cap Indexed Strategy from the Index Achiever Annuity with Return of Premium Guarantee; and

•	Other nonmaterial revisions.

Please note that the Company began issuing Index Achiever Advisory Annuity contracts after the staff declared the initial registration statement for the Contracts effective on July 15, 2022, but the Company has not yet issued any Index Achiever Annuity contracts. The Company does not intend to issue any Index Achiever Annuity contracts prior to May 1, 2024 either, so any changes to the Index Achiever Annuity prospectus prior to May 1, 2024 will have no impact on existing contractholders.

The Company will separately provide a marked copy of the prospectuses to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff.

Please direct any questions or comments regarding the Registration Statement to the undersigned at 513.361.9401 or at jdomaschko@mmascend.com.

Sincerely,
/s/ John V. Domaschko
John V. Domaschko
AVP – Head of Securities Law
MassMutual Ascend Life Insurance Company

cc:	John V. Domaschko, MassMutual Ascend Life Insurance Company

John P. Gruber, MassMutual Ascend Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

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